Parent company only condensed financial information (Details 3) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Condensed Statements of Cash Flows
Net cash used in operating activities	¥ 57,819	$ 8,383	¥ 42,301	¥ 42,544
Cash flows from investing activities:
Purchase of short-term investments	(180,291)	(26,140)	(167,684)	(60,747)
Maturity of short-term investments	165,093	23,936	113,362	25,148
Loans (provided to)/settled by internal companies	(502)	(73)	(169)	(2,342)
Other investing activities	(88)	(10)	1,587	(617)
Net cash used in investing activities	(54,026)	(7,833)	(74,248)	(57,811)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares				31,342
Repurchase of ordinary shares	(1,823)	(264)	(5,246)	(312)
Cash paid for dividends	(13,087)	(1,897)	0	0
Proceeds from short-term borrowings	33,208	4,815	7,133	14,766
Repayment of short-term borrowings	(31,804)	(4,611)	(5,982)	(16,582)
Proceeds from long-term borrowings	14,101	2,044
Proceeds from unsecured senior notes				6,804
Other financing activities	(195)	(30)	(8)	(9)
Net cash provided by financing activities	1,180	171	19,503	71,072
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	3,490	506	(1,498)	(5,082)
Net increase/(decrease) in cash, cash equivalents, and restricted cash	8,463	1,227	(13,942)	50,723
Cash, cash equivalents, and restricted cash at beginning of year	76,693	11,119	90,519	39,912
Cash, cash equivalents, and restricted cash at end of year	85,115	12,341	76,693	90,519
Parent company
Condensed Statements of Cash Flows
Net cash used in operating activities	(509)	(74)	(411)	(243)
Cash flows from investing activities:
Purchase of short-term investments			(3,189)	(3,421)
Maturity of short-term investments	1		6,546
Loans (provided to)/settled by internal companies	7,426	1,077	(20,900)	(13,421)
Other investing activities			3,147	40
Net cash used in investing activities	7,427	1,077	(14,396)	(16,802)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares				31,342
Repurchase of ordinary shares	(1,823)	(264)
Cash paid for dividends	(13,087)	(1,897)
Proceeds from short-term borrowings	3,945	572
Repayment of short-term borrowings	(7,005)	(1,016)
Proceeds from long-term borrowings	6,618	960
Repayment of unsecured senior notes			(3,246)
Proceeds from unsecured senior notes				6,804
Other financing activities	1,043	151	62	236
Net cash provided by financing activities	(10,309)	(1,494)	(3,184)	38,382
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	1,003	145	(136)	(2,369)
Net increase/(decrease) in cash, cash equivalents, and restricted cash	(2,388)	(346)	(18,127)	18,968
Cash, cash equivalents, and restricted cash at beginning of year	7,417	1,075	25,544	6,576
Cash, cash equivalents, and restricted cash at end of year	¥ 5,029	$ 729	¥ 7,417	¥ 25,544